Investment Securities (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Contractual maturity of amortized cost and fair value of debt securities
Amortized cost, Due in one year or less	$ 3,919
Amortized cost, Due after one year through five years	63,985
Amortized cost, Due after five years through ten years	20,478
Amortized cost, Due after ten years	1,904
Amortized cost, Maturity period	90,286
Amortized cost, Asset-backed securities	104,607
Amortized cost, Total	194,893
Fair value, Due in one year or less	3,951
Fair value, Due after one year through five years	65,154
Fair value, Due after five years through ten years	21,340
Fair value, Due after ten years	1,929
Fair value, Maturity period	92,374
Fair value, Asset-backed securities	107,872
Fair value, Total	$ 200,246	$ 213,806